First Quarter Report
October 31, 2023 (Unaudited)
Columbia Ultra Short Term Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Ultra Short Term Bond Fund, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 33.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2022-3 Class A
02/13/2026	4.120%	60,028	59,964
Series 2023-3 Class A
03/12/2027	6.000%	3,839,631	3,837,427
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	223,726	222,639
Subordinated Series 2021-3 Class C
11/15/2027	0.980%	5,090,419	5,038,387
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	1,250,000	1,233,801
AmeriCredit Automobile Receivables Trust
Series 2021-3 Class A3
08/18/2026	0.760%	11,508,309	11,178,670
Arivo Acceptance Auto Loan Receivables Trust(a)
Series 2021-1A Class A
01/15/2027	1.190%	1,929,269	1,891,443
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A2
05/15/2026	1.230%	1,536,250	1,515,424
Carvana Auto Receivables Trust
Series 2021-N1 Class A
01/10/2028	0.700%	4,545,292	4,313,835
Series 2021-N3 Class A1
06/12/2028	0.350%	849,365	843,041
CCG Receivables Trust(a)
Series 2020-1 Class A2
12/14/2027	0.540%	1,376,319	1,369,909
Series 2021-1 Class A2
06/14/2027	0.300%	1,257,933	1,235,283
Chase Auto Credit Linked Notes(a)
Subordinated Series 2020-2 Class B
02/25/2028	0.840%	856,711	849,589
Subordinated Series 2020-2 Class C
02/25/2028	1.139%	132,586	131,539
Commercial Equipment Finance LLC(a)
Series 2021-A Class A
02/16/2027	2.050%	6,043,135	5,883,332
Credito Real USA Auto Receivables Trust(a)
Series 2021-1A Class A
02/16/2027	1.350%	504,488	500,307
Dext Asset-Backed Security LLC(a)
Series 2021-1 Class A
02/15/2028	1.120%	8,140,874	7,877,588
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dllmt LLC(a)
Series 2021-1A Class A3
07/21/2025	1.000%	5,407,548	5,263,713
DT Auto Owner Trust(a)
Series 2020-2A Class C
03/16/2026	3.280%	458,843	457,450
Series 2022-3A Class A
10/15/2026	6.050%	12,202,231	12,181,258
Subordinated Series 2019-3A Class E
08/17/2026	3.850%	19,375,000	19,350,828
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	5,915,116	5,827,138
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	3,775,000	3,774,501
Enterprise Fleet Financing LLC(a)
Series 2023-1 Class A1
03/20/2024	5.330%	1,257,095	1,256,478
Exeter Automobile Receivables Trust
Series 2023-1A Class A2
06/16/2025	5.610%	5,956,303	5,954,298
Series 2023-4A Class A2
12/15/2025	6.070%	2,275,000	2,272,653
Subordinated Series 2021-1A Class C
01/15/2026	0.740%	1,895,756	1,886,741
Subordinated Series 2021-4A Class C
10/15/2027	1.460%	7,050,000	6,844,364
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	2,385,030	2,307,667
Series 2021-2A Class A
12/15/2026	0.830%	5,368,819	5,194,154
First Investors Auto Owner Trust(a)
Series 2021-2A Class A
03/15/2027	0.480%	5,034,513	4,917,528
Flagship Credit Auto Trust(a)
Series 2021-3 Class A
07/15/2027	0.360%	5,011,512	4,925,316
Ford Credit Auto Lease Trust
Series 2022-A Class A3
05/15/2025	3.230%	555,927	551,947
Ford Credit Auto Owner Trust
Series 2020-B Class A4
11/15/2025	0.790%	4,741,971	4,676,523
2	Columbia Ultra Short Term Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLS Auto Receivables Issuer Trust(a)
Series 2023-3A Class A2
03/15/2027	6.040%	6,617,000	6,595,101
Subordinated Series 2020-4A Class C
11/17/2025	1.140%	624,015	620,688
Subordinated Series 2021-1A Class C
01/15/2027	1.200%	267,480	265,809
GM Financial Automobile Leasing Trust
Series 2022-1 Class A4
02/20/2026	1.960%	18,975,000	18,524,909
GM Financial Consumer Automobile Receivables Trust
Series 2023-1 Class A2A
03/16/2026	5.190%	2,461,443	2,451,111
GreatAmerica Leasing Receivables(a)
Series 2023-1 Class A1
06/14/2024	5.519%	9,282,330	9,279,627
Harley-Davidson Motorcycle Trust
Series 2022-A Class A3
02/15/2027	3.060%	4,303,711	4,212,218
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	4,715,000	4,492,992
Hyundai Auto Receivables Trust
Series 2021-B Class A3
01/15/2026	0.380%	3,747,540	3,648,204
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-1 Class C
09/25/2028	1.024%	2,174,385	2,123,149
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	839,830	814,239
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	3,680,385	3,518,187
Series 2021-3 Class C
02/26/2029	0.860%	1,501,485	1,436,392
LAD Auto Receivables Trust(a)
Series 2021-1A Class A
08/17/2026	1.300%	1,137,572	1,118,079
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	6,831,577	6,627,657
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	962,145	945,506
Mercedes-Benz Auto Receivables Trust
Series 2020-1 Class A4
10/15/2026	0.770%	5,575,000	5,436,423
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	1,712,607	1,676,388
Octane Receivables Trust(a)
Series 2021-2A Class A
09/20/2028	1.210%	10,069,909	9,716,160
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	10,288,520	10,288,058
Pagaya AI Debt Selection Trust(a)
Series 2021-3 Class A
05/15/2029	1.150%	932,441	930,442
Series 2021-5 Class A
08/15/2029	1.530%	2,051,859	2,033,109
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	11,845,703	11,623,688
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	1,370,393	1,370,682
Santander Drive Auto Receivables Trust
Series 2022-2 Class A3
10/15/2026	2.980%	4,131,416	4,095,275
Series 2022-3 Class A3
12/15/2026	3.400%	12,455,339	12,346,171
Series 2023-3 Class A2
08/17/2026	6.080%	3,800,000	3,802,017
Subordinated Series 2022-6 Class B
06/15/2027	4.720%	3,300,000	3,235,019
Santander Retail Auto Lease Trust(a)
Series 2022-B Class A3
11/20/2025	3.280%	500,000	490,839
Santander Revolving Auto Loan Trust(a)
Subordinated Series 2019-A Class C
01/26/2032	3.000%	9,150,000	8,713,107
SoFi Consumer Loan Program Trust(a)
Series 2022-1S Class A
04/15/2031	6.210%	3,137,961	3,138,594
Theorem Funding Trust(a)
Series 2022-1A Class A
02/15/2028	1.850%	2,979,247	2,960,168
Toyota Auto Loan Extended Note Trust(a)
Series 2019-1A Class A
11/25/2031	2.560%	31,813,000	31,192,755
Tricolor Auto Securitization Trust(a)
Series 2022-1A Class A
02/18/2025	3.300%	254,135	253,643

Columbia Ultra Short Term Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	870,030	848,314
Series 2021-ST2 Class A
04/20/2027	2.500%	608,165	590,048
Series 2021-ST6 Class A
08/20/2027	1.850%	1,846,829	1,767,719
Series 2021-ST7 Class A
09/20/2029	1.850%	880,137	873,284
Series 2021-ST9 Class A
11/20/2029	1.700%	1,970,035	1,911,733
Verizon Master Trust
Series 2021-1 Class A
05/20/2027	0.500%	17,805,000	17,267,948
VFI ABS LLC(a)
Series 2022-1A Class A
03/24/2028	2.230%	4,115,265	4,029,167
Volkswagen Auto Loan Enhanced Trust
Series 2020-1 Class A4
08/20/2026	1.260%	5,630,722	5,598,665
Westlake Automobile Receivables Trust(a)
Series 2022-2A Class A3
04/15/2026	3.750%	9,270,000	9,147,299
Series 2022-3A Class A2
07/15/2025	5.240%	3,188,815	3,184,751
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	10,418,879	10,374,362
World Omni Auto Receivables Trust
Series 2021-A Class A3
01/15/2026	0.300%	428,404	417,195
Series 2022-A Class A3
05/17/2027	1.660%	3,575,000	3,442,261
World Omni Select Auto Trust
Series 2021-A Class A3
03/15/2027	0.530%	11,280,400	11,002,612
Total Asset-Backed Securities — Non-Agency (Cost $387,250,054)			386,056,499

Commercial Mortgage-Backed Securities - Non-Agency 3.1%

Commercial Mortgage Trust
Series 2014-CR16 Class A4
04/10/2047	4.051%	1,123,000	1,102,518
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 Class A5
02/15/2047	4.079%	3,500,000	3,469,952
JPMorgan Chase Commercial Mortgage Securities Trust
Subordinated Series 2013-C16 Class AS
12/15/2046	4.517%	5,160,922	5,071,827
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A4
11/15/2046	4.039%	1,588,872	1,583,648
Morgan Stanley Bank of America Merrill Lynch Trust(b)
Subordinated Series 2014-C14 Class AS
02/15/2047	4.384%	14,198,500	14,084,263
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2017-SMP Class A
1-month Term SOFR + 1.047% Floor 0.875% 12/15/2034	6.382%	11,000,000	10,296,322
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $36,116,667)			35,608,530

Corporate Bonds & Notes 48.1%

Aerospace & Defense 1.7%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	5,500,000	5,273,116
Boeing Co. (The)
05/01/2025	4.875%	5,500,000	5,403,701
Harris Corp.
04/27/2025	3.832%	4,005,000	3,878,209
United Technologies Corp.
08/16/2025	3.950%	5,500,000	5,320,156
Total			19,875,182
Automotive 1.0%
Daimler Trucks Finance North America LLC(a),(c)
SOFR + 1.000% 04/05/2024	6.310%	6,000,000	6,003,813
Toyota Motor Credit Corp.(c)
SOFR + 0.650% 09/11/2025	5.960%	5,700,000	5,709,089
Total			11,712,902
Banking 14.5%
American Express Co.(c)
SOFR + 0.720% 05/03/2024	6.030%	4,647,000	4,646,304
Bank of America Corp.(c)
SOFR + 1.100% 04/25/2025	6.410%	11,325,000	11,340,931
Bank of Montreal
06/07/2025	3.700%	5,563,000	5,362,614
Bank of New York Mellon Corp. (The)(c)
SOFR + 0.260% 04/26/2024	5.570%	1,120,000	1,115,352

4	Columbia Ultra Short Term Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Nova Scotia (The)(c)
SOFR + 1.090% 06/12/2025	6.400%	5,500,000	5,509,401
Canadian Imperial Bank of Commerce(c)
SOFR + 0.940% 04/07/2025	6.250%	5,500,000	5,498,224
Citigroup, Inc.(d)
04/24/2025	3.352%	10,660,000	10,495,780
Commonwealth Bank of Australia(a),(c)
3-month Term SOFR + 1.082% 06/04/2024	6.483%	5,383,000	5,383,685
Cooperatieve Rabobank UA(c)
SOFR + 0.700% 07/18/2025	6.010%	5,375,000	5,377,409
Credit Suisse AG
08/09/2024	4.750%	4,750,000	4,686,914
Goldman Sachs Group, Inc. (The)(c)
3-month Term SOFR + 1.862% 11/29/2023	7.266%	10,000,000	10,007,872
HSBC Holdings PLC(d)
04/18/2026	1.645%	7,500,000	6,975,878
JPMorgan Chase & Co.(d)
12/15/2025	5.546%	11,000,000	10,918,249
Morgan Stanley(d)
10/21/2025	1.164%	11,000,000	10,406,085
National Australia Bank Ltd.
05/13/2025	5.200%	5,500,000	5,467,668
PNC Bank NA
06/01/2025	3.250%	5,748,000	5,490,800
Royal Bank of Canada(c)
SOFR + 0.840% 04/14/2025	6.150%	5,450,000	5,443,556
Skandinaviska Enskilda Banken AB(a)
11/19/2025	1.400%	6,000,000	5,476,879
State Street Corp.(d)
12/03/2024	3.776%	5,304,000	5,290,341
Svenska Handelsbanken AB(a)
06/10/2025	3.650%	5,465,000	5,274,302
Toronto-Dominion Bank (The)(c)
SOFR + 0.910% 03/08/2024	6.220%	5,500,000	5,501,610
Truist Bank(c)
SOFR + 0.200% 01/17/2024	5.510%	5,500,000	5,479,472
UBS Group AG(a),(d)
08/05/2025	4.490%	5,500,000	5,408,610
US Bancorp
11/17/2025	3.950%	6,000,000	5,742,008
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(d)
05/19/2025	0.805%	10,000,000	9,683,926
Westpac Banking Corp.(c)
SOFR + 0.300% 11/18/2024	5.610%	5,500,000	5,484,175
Total			167,468,045
Cable and Satellite 1.0%
Charter Communications Operating LLC/Capital(c)
3-month Term SOFR + 1.912% 02/01/2024	7.289%	5,552,000	5,562,392
Comcast Corp.
10/15/2025	3.950%	5,500,000	5,335,525
Total			10,897,917
Chemicals 0.5%
DuPont de Nemours, Inc.(c)
3-month Term SOFR + 1.372% 11/15/2023	6.736%	5,389,000	5,390,269
Construction Machinery 1.0%
Caterpillar Financial Services Corp.
05/15/2025	1.450%	6,000,000	5,646,704
John Deere Capital Corp.
09/08/2025	5.300%	5,840,000	5,830,091
Total			11,476,795
Diversified Manufacturing 0.8%
Carrier Global Corp.
02/15/2025	2.242%	3,512,000	3,344,186
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	5,500,000	5,304,677
Total			8,648,863
Electric 3.8%
CenterPoint Energy, Inc.(c)
SOFR + 0.650% 05/13/2024	5.960%	5,422,000	5,418,535
Dominion Energy, Inc.
04/15/2026	1.450%	4,900,000	4,405,548
DTE Energy Co.
11/01/2024	4.220%	5,500,000	5,391,608
Duke Energy Corp.
09/15/2025	0.900%	5,651,000	5,155,932
Eversource Energy
08/15/2025	0.800%	3,657,000	3,337,609
Mississippi Power Co.(c)
SOFR + 0.300% 06/28/2024	5.610%	5,286,000	5,269,792

Columbia Ultra Short Term Bond Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
09/01/2025	5.749%	5,500,000	5,473,807
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	2,400,000	2,196,194
WEC Energy Group, Inc.
09/27/2025	5.000%	5,000,000	4,927,001
Xcel Energy, Inc.
06/01/2025	3.300%	2,334,000	2,238,608
Total			43,814,634
Food and Beverage 1.7%
Bacardi Ltd.(a)
05/15/2025	4.450%	6,000,000	5,832,824
Diageo Capital PLC
09/29/2025	1.375%	2,600,000	2,408,346
Mondelez International, Inc.
05/04/2025	1.500%	6,000,000	5,620,865
Tyson Foods, Inc.
03/01/2026	4.000%	5,925,000	5,680,585
Total			19,542,620
Health Care 2.9%
Becton Dickinson and Co.
06/06/2024	3.363%	5,708,000	5,618,300
Cigna Corp.
11/15/2025	4.125%	5,500,000	5,328,859
CVS Health Corp.
07/20/2025	3.875%	5,500,000	5,320,231
GE HealthCare Technologies, Inc.
11/15/2025	5.600%	5,500,000	5,465,983
HCA, Inc.
02/15/2026	5.875%	5,575,000	5,525,730
Thermo Fisher Scientific, Inc.
10/18/2024	1.215%	6,000,000	5,732,148
Total			32,991,251
Healthcare Insurance 0.9%
UnitedHealth Group, Inc.
07/15/2025	3.750%	5,500,000	5,356,261
Wellpoint, Inc.
08/15/2024	3.500%	5,503,000	5,397,373
Total			10,753,634
Independent Energy 0.9%
Pioneer Natural Resources Co.
03/29/2026	5.100%	5,834,000	5,769,400
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Woodside Finance Ltd.(a)
03/05/2025	3.650%	4,537,000	4,383,295
Total			10,152,695
Integrated Energy 0.4%
Shell International Finance BV(c)
3-month Term SOFR + 0.662% 11/13/2023	6.031%	5,029,000	5,028,968
Life Insurance 2.1%
Corebridge Financial, Inc.
04/04/2025	3.500%	6,000,000	5,770,634
Five Corners Funding Trust(a)
11/15/2023	4.419%	5,605,000	5,601,156
Met Tower Global Funding(a)
06/20/2026	5.400%	5,500,000	5,437,348
New York Life Global Funding(a)
06/24/2025	0.950%	1,836,000	1,697,194
Principal Life Global Funding II(a)
06/23/2025	1.250%	5,671,000	5,247,757
Total			23,754,089
Media and Entertainment 0.9%
Discovery Communications LLC
03/11/2026	4.900%	6,000,000	5,838,649
Walt Disney Co. (The)
09/15/2024	3.700%	4,649,000	4,568,262
Total			10,406,911
Midstream 3.0%
Enbridge, Inc.
02/16/2024	2.150%	5,208,000	5,147,504
Energy Transfer Partners LP
01/15/2026	4.750%	5,000,000	4,853,187
Enterprise Products Operating LLC
02/15/2024	3.900%	5,669,000	5,638,390
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	4,583,000	4,558,680
05/01/2024	4.300%	1,710,000	1,694,069
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	6,000,000	5,812,329
Western Midstream Operating LP(d)
02/01/2025	3.100%	1,640,000	1,576,104
Williams Companies, Inc. (The)
09/15/2025	4.000%	6,000,000	5,770,871
Total			35,051,134

6	Columbia Ultra Short Term Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.5%
NiSource, Inc.
08/15/2025	0.950%	6,500,000	5,939,815
Pharmaceuticals 3.4%
AbbVie, Inc.
03/15/2025	3.800%	6,000,000	5,841,627
Amgen, Inc.
05/01/2025	3.125%	6,000,000	5,771,139
AstraZeneca PLC
11/16/2025	3.375%	6,200,000	5,953,478
Bristol-Myers Squibb Co.
11/13/2023	0.537%	5,000,000	4,991,076
Gilead Sciences, Inc.
02/01/2025	3.500%	5,025,000	4,883,014
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	6,250,000	6,100,614
Roche Holdings, Inc.(a),(c)
SOFR + 0.240% 03/05/2024	5.550%	5,250,000	5,245,065
Total			38,786,013
Property & Casualty 0.9%
Chubb INA Holdings, Inc.
03/15/2025	3.150%	5,500,000	5,307,359
Loews Corp.
04/01/2026	3.750%	5,755,000	5,502,949
Total			10,810,308
Railroads 1.0%
CSX Corp.
11/01/2025	3.350%	6,000,000	5,742,159
Union Pacific Corp.
01/15/2025	3.250%	6,000,000	5,830,473
Total			11,572,632
Retailers 0.5%
Lowe’s Companies, Inc.
09/08/2025	4.400%	5,736,000	5,608,098
Technology 2.2%
Broadcom, Inc.
11/15/2025	3.150%	6,000,000	5,682,116
International Business Machines Corp.
02/12/2024	3.625%	3,525,000	3,502,805
Microchip Technology, Inc.
02/15/2024	0.972%	5,129,000	5,052,851
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC
03/01/2026	5.350%	6,000,000	5,902,891
Oracle Corp.
04/01/2025	2.500%	6,000,000	5,724,549
Total			25,865,212
Transportation Services 0.4%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	4,800,000	4,610,504
Wireless 1.0%
American Tower Corp.
01/15/2025	2.950%	5,500,000	5,293,553
T-Mobile USA, Inc.
04/15/2025	3.500%	6,000,000	5,796,951
Total			11,090,504
Wirelines 1.1%
AT&T, Inc.(c)
3-month Term SOFR + 1.442% 06/12/2024	6.852%	6,000,000	6,028,726
Verizon Communications, Inc.
11/20/2025	0.850%	6,838,000	6,191,372
Total			12,220,098
Total Corporate Bonds & Notes (Cost $558,173,717)			553,469,093

Foreign Government Obligations(e) 1.0%

Canada 1.0%
Province of Ontario
01/29/2024	3.050%	5,500,000	5,465,036
Province of Quebec
10/16/2024	2.875%	6,000,000	5,848,809
Total			11,313,845
Total Foreign Government Obligations (Cost $11,388,220)			11,313,845

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(c)
1-year CMT + 2.255% Cap 11.233% 02/01/2036	4.380%	18,211	18,055
Total Residential Mortgage-Backed Securities - Agency (Cost $18,200)			18,055

Columbia Ultra Short Term Bond Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 9.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(c)
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	6.321%	2,909,077	2,907,955
CFMT LLC(a),(b)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	6,567,943	6,032,890
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	7.221%	8,699,462	8,729,577
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2022-HQA1 Class M1A
30-day Average SOFR + 2.100% 03/25/2042	7.421%	6,253,120	6,290,889
Lakeview Trust(a)
CMO Series 2022-1 Class A
04/25/2052	2.389%	2,256,126	2,228,001
MFA Trust(a),(b)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	1,048,258	922,258
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,735,950	2,555,556
Oceanview Trust(a),(b)
CMO Series 2021-1 Class A
12/29/2051	1.219%	265,485	265,346
Pretium Mortgage Credit Partners LLC(a),(b)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	8,091,731	7,482,525
Towd Point Mortgage Trust(a),(b)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	9,093,699	8,463,728
CMO Series 2022-EBO1 Class A
01/25/2052	2.161%	1,434,273	1,418,545
CMO Series 2022-SJ1 Class A1B
03/25/2062	3.612%	15,941,897	15,030,818
VCAT Asset Securitization LLC(a),(b)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	13,320,350	12,286,239
VCAT LLC(a),(b)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	772,263	749,601
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	21,496,562	19,782,665
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	10,406,051	9,724,365
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCIII LLC(a),(b)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	8,673,166	8,002,687
Verus Securitization Trust(a),(b)
CMO Series 2020-1 Class A1
01/25/2060	2.417%	341,377	319,765
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $120,253,707)			113,193,410

Treasury Bills 1.0%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.0%
U.S. Treasury Bills(f)
05/02/2024	5.500%	11,900,000	11,579,212
Total Treasury Bills (Cost $11,579,552)			11,579,212

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(c)
1-month Term SOFR + 0.514% 12/08/2023	5.851%	2,000,000	2,001,038
SOFR + 0.060% 12/27/2023	5.370%	2,575,000	2,575,135
SOFR + 0.040% 02/09/2024	5.350%	2,900,000	2,900,160
Federal Home Loan Banks(c)
SOFR + 0.070% 12/14/2023	5.380%	4,450,000	4,449,948
Total U.S. Government & Agency Obligations (Cost $11,925,747)			11,926,281

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.630%(g),(h)	38,058,467	38,047,049
Total Money Market Funds (Cost $38,044,745)		38,047,049
Total Investments in Securities (Cost: $1,174,750,609)		1,161,211,974
Other Assets & Liabilities, Net		(9,482,102)
Net Assets		1,151,729,872

8	Columbia Ultra Short Term Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2023 (Unaudited)
At October 31, 2023, securities and/or cash totaling $1,368,500 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(1,190)	12/2023	USD	(240,882,032)	1,211,277	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2023, the total value of these securities amounted to $451,724,356, which represents 39.22% of total net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2023.
(c)	Variable rate security. The interest rate shown was the current rate as of October 31, 2023.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2023.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at October 31, 2023.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.630%
	20,596,147	226,652,519	(209,201,513)	(104)	38,047,049	3,162	413,585	38,058,467
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Ultra Short Term Bond Fund | First Quarter Report 2023	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT103_07_N01_(12/23)